Report of Directors Financial Review Risk Report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	£ 284,041	£ 308,255
Off-balance sheet commitments	25,680	25,736
– assets held for sale
Disclosure of financial assets [line items]
Financial assets	2,406	101
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	12,226	8,861
Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	6,242	6,213
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	82,666	75,491
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	14,521	14,371
Debt instruments measured at fair value through other comprehensive income ('FVOCI')
Disclosure of financial assets [line items]
Financial assets	12,226	8,861
Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	12,226	8,138
Gross carrying/nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	25,706	25,761
Gross carrying/nominal amount | – assets held for sale
Disclosure of financial assets [line items]
Financial assets	2,406	101
Gross carrying/nominal amount | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	460,163	492,696
Gross carrying/nominal amount | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	6,242	6,213
Gross carrying/nominal amount | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	83,524	76,579
Gross carrying/nominal amount | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	14,524	14,372
Gross carrying/nominal amount | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	237,475	273,728
Gross carrying/nominal amount | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	46,649	37,427
Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(26)	(25)
Allowance for ECL | – assets held for sale
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(925)	(1,217)
Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(858)	(1,088)
Allowance for ECL | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(3)	(1)
Allowance for ECL | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(6)	(70)
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	(22)	(23)
IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	124,582	127,959
IFRS 9 | – assets held for sale
Disclosure of financial assets [line items]
Financial assets	2,588	21,732
IFRS 9 | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	48,120	38,573
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	121,715	125,574
IFRS 9 | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	2,867	2,385
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	82,666	75,491
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	14,521	14,371
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	237,469	273,658
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	119,184	110,618
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	53,612	73,494
IFRS 9 | Financial investments | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	12,226	8,861
IFRS 9 | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	48,120	38,573
IFRS 9 | Gross carrying/nominal amount
Disclosure of financial assets [line items]
Financial assets	335,523	364,679
Off-balance sheet commitments	124,640	128,017
IFRS 9 | Gross carrying/nominal amount | – assets held for sale
Disclosure of financial assets [line items]
Financial assets	2,591	21,796
IFRS 9 | Gross carrying/nominal amount | Financial assets at amortised cost | – assets held for sale
Disclosure of financial assets [line items]
Financial assets	2,591	21,796
IFRS 9 | Gross carrying/nominal amount | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	48,142	38,596
IFRS 9 | Gross carrying/nominal amount | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	121,764	125,616
IFRS 9 | Gross carrying/nominal amount | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	2,876	2,401
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	83,524	76,579
IFRS 9 | Gross carrying/nominal amount | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	83,524	76,579
IFRS 9 | Gross carrying/nominal amount | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	14,524	14,372
IFRS 9 | Gross carrying/nominal amount | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	14,524	14,372
IFRS 9 | Gross carrying/nominal amount | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	237,475	273,728
IFRS 9 | Gross carrying/nominal amount | – cash and balances at central banks | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	119,184	110,618
IFRS 9 | Gross carrying/nominal amount | – reverse repurchase agreements – non-trading
Disclosure of financial assets [line items]
Financial assets	32,675	38,704
IFRS 9 | Gross carrying/nominal amount | – reverse repurchase agreements – non-trading | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	53,612	73,494
IFRS 9 | Gross carrying/nominal amount | Financial investments | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	12,226	8,861
IFRS 9 | Gross carrying/nominal amount | – prepayments, accrued income and other assets | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	49,862	58,959
IFRS 9 | Gross carrying/nominal amount | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	460,163	492,696
IFRS 9 | Gross carrying/nominal amount | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	48,142	38,596
IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(867)	(1,159)
Off-balance sheet commitments	(58)	(58)
IFRS 9 | Allowance for ECL | – assets held for sale
Disclosure of financial assets [line items]
Financial assets	(3)	(64)
IFRS 9 | Allowance for ECL | Financial assets at amortised cost | – assets held for sale
Disclosure of financial assets [line items]
Financial assets	(3)	(64)
IFRS 9 | Allowance for ECL | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	(22)	(23)
IFRS 9 | Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	(49)	(42)
IFRS 9 | Allowance for ECL | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	(9)	(16)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	(858)	(1,088)
IFRS 9 | Allowance for ECL | Loans and advances to customers at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(858)	(1,088)
IFRS 9 | Allowance for ECL | Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	(3)	(1)
IFRS 9 | Allowance for ECL | Loans and advances to banks at amortised cost | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(3)	(1)
IFRS 9 | Allowance for ECL | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(6)	(70)
IFRS 9 | Allowance for ECL | – cash and balances at central banks | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | – reverse repurchase agreements – non-trading | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | Financial investments | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | – prepayments, accrued income and other assets | Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	(3)	(6)
IFRS 9 | Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Disclosure of financial assets [line items]
Financial assets	(925)	(1,217)
IFRS 9 | Allowance for ECL | Debt instruments measured at fair value through other comprehensive income ('FVOCI') | Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	£ (22)	£ (23)